Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases

5.Leases

As of December 31, 2024, the Company had commercial real estate sublease agreements for office space under operating leases.

The table below presents supplemental information related to operating leases:

	Years Ended December 31,
	2024	2023
Operating lease costs during the year	$321	$340
Cash payments included in the measurement of operating lease liabilities during the year	$289	$225
Operating lease liabilities arising from obtaining lease right-of-use assets during the year	$1,185	$—
Weighted-average remaining lease term (in months) as of year-end	24	5
Weighted-average discount rate during the year	8.76%	6.85%

The Company utilizes its incremental borrowing rates on a collateralized basis, reflecting the Company’s credit quality and the term of the lease at the commencement of the lease in determining the present value of future payments since the implicit rate for the Company’s leases is not readily determinable.

Variable lease expense includes rental increases that are not fixed, such as those based on amounts paid to the lessor based on cost or consumption, such as maintenance and utilities.

The components of operating lease costs were as follows:

	Years Ended December 31,
	2024	2023
Operating lease costs:
Research and development	$234	$210
Sales, general and administrative	87	130
Total operating lease costs (1)	$321	$340
(1)	Month-to-month lease arrangements for the years ended December 31, 2024 and 2023 of $184 and $138, respectively, are included in operating lease costs.

The minimum lease payments below do not include common area maintenance charges, which are contractual obligations under the Company’s lease, but are not fixed and can fluctuate from year to year and are expensed as incurred. Common area maintenance charges for the years ended December 31, 2024 and 2023 of $111 and $90 respectively, are included in operating expenses on the consolidated statements of operations.

Maturities of the operating lease liabilities are summarized as follows as of December 31, 2024:

Year Ending December 31,
2025	$548
2026	566
Minimum lease payments	1,114
Less imputed interest	(90)
Present value of operating lease liabilities	$1,024
Current portion of operating lease liabilities	$481
Noncurrent portion of operating lease liabilities	543
Total operating lease liabilities	$1,024